Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2014	Nov. 02, 2013	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Jan. 31, 2015
Effective tax rate from continuing operations
Effective tax rate (as a percent)	36.00%	35.60%	41.90%	36.00%
Tax expense	$ 36	$ 26	$ 44	$ 62	$ 136	$ 115	$ 100
Scenario, Forecast [Member]
Effective tax rate from continuing operations
Effective tax rate (as a percent)								39.00%